Securities - Fair Value and Amortized Cost of Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale, Amortized Cost, Within one year		$ 100
Available-for-Sale, Amortized Cost, One to five years	$ 501	12,768
Available-for-Sale, Amortized Cost, Five to ten years	7,745	7,725
Available-for-Sale, Amortized Cost, After ten years	249	276
Available-for-Sale, Amortized Cost, Mortgage-backed securities	65,584	109,784
Available-for-Sale, Amortized Cost, Total debt securities	74,079	130,653
Available-for-Sale, Fair Value, Within one year		101
Available-for-Sale, Fair Value, One to five years	508	12,712
Available-for-Sale, Fair Value, Five to ten years	7,699	7,686
Available-for-Sale, Fair Value, After ten years	272	296
Available-for-Sale, Fair Value, Mortgage-backed securities	65,993	109,521
Available-for-Sale, Fair Value, Total debt securities	74,472	130,316
Held-to-Maturity, Amortized Cost, Within one year	2,259	3,741
Held-to-Maturity, Amortized Cost, One to five years	19,722	14,753
Held-to-Maturity, Amortized Cost, Five to ten years	22,366	28,101
Held-to-Maturity, Amortized Cost, After ten years	39,860	33,390
Held-to-Maturity, Amortized Cost, Mortgage-backed securities	233,302	230,554
Held-to-Maturity, Amortized Cost	317,509	310,539	$ 261,017
Held-to-Maturity, Fair Value, Within one year	2,277	3,762
Held-to-Maturity, Fair Value, One to five years	20,447	15,083
Held-to-Maturity, Fair Value, Five to ten years	23,941	29,418
Held-to-Maturity, Fair Value, After ten years	40,404	33,546
Held-to-Maturity, Fair Value, Mortgage-backed securities	237,356	230,993
Held-to-Maturity, Fair Value, Total debt securities	$ 324,425	$ 312,802	$ 265,189